CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Operating revenues
Contract revenues	$ 564.1	[1]	$ 485.0	[1]
Reimbursable revenues	30.7	[1]	12.2	[1]
Other revenues	19.1	[1]	0	[1]
Total operating revenues	613.9	[1]	497.2	[1]
Operating expenses
Vessel and rig operating expenses	208.5	[1]	157.8	[1]
Reimbursable expenses	29.9	[1]	11.7	[1]
Depreciation and amortization	74.9	[1]	57.8	[1]
General and administrative expenses	22.4	[1]	17.3	[1]
Total operating expenses	335.7	[1]	244.6	[1]
Net operating income	278.2	[1]	252.6	[1]
Financial items
Interest income	1.7	[1]	0	[1]
Interest expense	(41.0)	[1]	(31.9)	[1]
Loss on derivative financial instruments	(19.6)	[1]	(52.1)	[1]
Currency exchange loss	(2.2)	[1]	(0.5)	[1]
Total financial items	(61.1)	[1]	(84.5)	[1]
Income before income taxes	217.1	[1]	168.1	[1]
Income taxes	(31.5)	[1]	(27.6)	[1]
Net income	185.6	[1]	140.5	[1]
Net income attributable to the non-controlling interest	32.5	[1]	0	[1]
Net income attributable to Seadrill Partners LLC members	$ 153.1	[1]	$ 140.5	[1]
Earnings per unit (basic and diluted)
Common unitholders (in dollars per share)	$ 0.29	[1]	$ 0	[1]
Subordinated unitholders (in dollars per share)	$ 0.07	[1]	$ 0	[1]

[1]	Restated